Stockholders' Equity - Reconciliation of Numerator and Denominator for Calculation of Earnings Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Net (loss) income - basic	$ (3,981,196)	$ (1,452,759)	$ (13,852,249)	$ 801,352
Weighted average number of common shares outstanding			3,283,030	2,563,697
Basic (loss) earnings per common share			$ (4.22)	$ 0.31
Net (loss) earnings - diluted			$ (13,852,249)	$ 801,352
Basic weighted average number of common shares outstanding			3,283,030	2,563,697
Common share equivalents of outstanding stock options				69,886
Common share equivalents of convertible debt
Common share equivalents of outstanding warrants				3,690
Diluted weighted average number of common shares outstanding			3,283,030	2,637,273
Diluted (loss) earnings per common share			$ (4.22)	$ 0.30
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:	1,445,463	278,076
Warrant [Member]
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:	841,981	43,176	243,218	818
Convertible Debt Securities [Member]
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:	358,862		227,273
Stock Options [Member]
Securities excluded from the weighted outstanding calculation because their inclusion would have been antidilutive:	244,620	234,900	268,860	1,287